[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

April 30, 2010	40935.00002

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	California Daily Tax Free Income Fund, Inc. (the “Fund”)
Post-Effective Amendment No. 33 to the Registration Statement
on Form N-1A under the Securities Act of 1933 (33-10436)

Ladies and Gentleman:

On behalf of the Fund, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A that has been marked to show changes from Post-Effective Amendment No. 32.

The purpose of this filing is to update the financial information and make other non-material changes. It is proposed that this filing will become effective April 30, 2010, pursuant to paragraph (b) of Rule 485 of the Securities Act of 1933. This filing does not contain any disclosure which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the 212-318-6275.

Sincerely,

/s/ Rachael L. Schwartz

Rachael L. Schwartz

for Paul, Hastings, Janofsky & Walker LLP

Enclosures